Commitments - Approximate Total Future Payments, Including Estimated Amounts for Price Escalation through Anticipated Delivery Dates for Aircraft and Flight Equipment (Detail) - Aircraft and flight equipment [member] - CNY (¥)
¥ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	¥ 82,199	¥ 86,834
2018 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	28,125
2019 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	38,141	28,370
2020 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	32,395	22,686
2021 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	8,628	4,808
2022 and afterwards [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	¥ 3,035	¥ 2,845